INCOME TAX - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 570,854	$ 0
Deferred	(513,464)	(625,111)
Change in valuation allowance	513,464	625,111
Income tax provision	570,854	0
Net operating loss carryover	$ 0	$ 194,000